LEASES - Schedule of Future Minimum Lease Payments Under Operating Leases (Details) - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019
Operating Lease Liabilities, Payments Due [Abstract]
2020 (excluding the three months ended March 31, 2020)	$ 90
2021	95
2022	70
2023	53
2024	38
2025 and thereafter	124
Total future minimum lease payments	470
Less: Interest	(54)
Operating lease liabilities	$ 416	$ 449